FINANCIAL INSTRUMENTS (Details 2)	Jan. 31, 2020 CAD ($)
Level 1 [Member]
Statement [Line Items]
Cash and cash equivalents	$ 10,688,861
Investments	2,674,862
Total financial assets	13,363,723
Level 2 [Member]
Statement [Line Items]
Cash and cash equivalents
Investments
Total financial assets
Level 3 [Member]
Statement [Line Items]
Cash and cash equivalents
Investments
Total financial assets